Equity Financing Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Equity Financing Transactions [Abstract]
Equity ownership [Table Text Block]
Immediately following the Offering, the Company's equity ownership consisted of the following:

Shareholder	Ordinary Shares	% Ownership
SunEdison, Inc.	23,560,251	56.8%
Public	8,280,000	20.0%
Samsung Fine Chemicals Co., Ltd.	7,200,000	17.3%
Samsung Electronics Co., Ltd.	2,425,578	5.8%
Other	40,346	0.1%
Total Ordinary Shares	41,506,175	100.0%